PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	12 Months Ended
Dec. 31, 2020
Wheeler River Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	90.00%
Waterbury Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	66.90%
Midwest Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	25.17%
Mann Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	30.00%
Wolly Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	21.89%
Johnston Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	100.00%
McClean Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations / contractual arrangements	22.50%